Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

     years ended December 31

(add 000)	2012	2011	2010
Other current and noncurrent assets	$(2,354)	$2,439	$3,245
Accrued salaries, benefits and payroll taxes	7	(4,722)	(1,415)
Accrued insurance and other taxes	2,274	2,873	(739)
Accrued income taxes	(13,343)	6,139	10,890
Accrued pension, postretirement and postemployment benefits	(13,904)	(16,378)	(22,257)
Other current and noncurrent liabilities	3,836	(3,092)	(3,491)
Change in other assets and liabilities	$(23,484)	$(12,741)	$(13,767)

Schedule of Noncash Investing and Financing Activities

Noncash investing and financing activities are as follows:

 years ended December 31

(add 000)	2012	2011	2010
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$690	$150,000	$--
Acquisition of land through property exchange	$--	$--	$1,900
Issuance of notes payable for acquisition of land	$--	$--	$450